Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value on a Recurring Basis by Level within the Fair Value Hierarchy (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Assets:
Marketable Securities	$ 120,000	$ 250,000
Total assets	120,000	250,000
Liabilities:
Total liabilities	56,304,000	24,521,000
Level 3 [Member]
Liabilities:
Total liabilities		24,521,000	$ 165,619,000
Derivative Liability [Member]
Liabilities:
Total liabilities	110,000
Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities	110,000
September 2025 Private Placement Warrant [Member]
Liabilities:
Total liabilities	12,691,000
February 2026 Warrants [Member]
Liabilities:
Total liabilities	43,503,000	24,521,000
February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	43,503,000
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Marketable Securities	120,000	250,000
Total assets	120,000	250,000
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Level 2 [Member]
Assets:
Marketable Securities
Total assets
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Level 3 [Member]
Assets:
Marketable Securities
Total assets
Liabilities:
Total liabilities	56,304,000	24,521,000
Fair Value, Recurring [Member] | Derivative Liability [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Derivative Liability [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | Derivative Liability [Member] | Level 3 [Member]
Liabilities:
Total liabilities	110,000
Fair Value, Recurring [Member] | September 2025 Private Placement Warrant [Member] | Level 3 [Member]
Liabilities:
Total liabilities	12,691,000
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	$ 43,503,000	$ 24,521,000